SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 6 - SHAREHOLDERS' EQUITY

COMMON STOCK

The Company has been authorized to issue 900,000,000 shares of common stock, $.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On March 18, 2016 the Company issued 18,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $2,880.

On April 1, 2016 the Company issued 250,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $37,500.

On April 6, 2016 the Company issued 22,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,300.

On August 23, 2016 the Company issued 70,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $14,000.

On August 30, 2016 the Company issued 18,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,600.

On September 16, 2016 the Company issued 6,726 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $1,076.

On October 19, 2016 the Company issued 28,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $11,480.

On December 28, 2016 the Company issued 30,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $6,900.

On January 3, 2017 the Company issued 150,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $31,500.

On January 4, 2017 the Company issued 40,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $8,800.

On January 9, 2017 the Company issued 3,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $690.

On January 10, 2017 the Company issued 5,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $1,250.

On January 24, 2017 the Company issued 8,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,080.

On January 27, 2017 the Company issued 36,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,800.

On February 13, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,100.

On March 6, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,000.

On April 12, 2017 the Company issued 150,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $22,500.

On May 9, 2017 the Company issued 70,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $5,600.

On June 5, 2017 the Company issued 120,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,000.

On June 8, 2017 the Company issued 16,530,769 shares to related parties for conversion of accrued compensation of $991,846, recorded at the fair market value of the share price.

On July 7, 2017 the Company issued 120,196 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,413.

On July 14, 2017 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $13,350.

On September 7, 2017 the Company sold 8,000,000 restricted shares to non-related parties for cash proceeds in the amount of $80,000.

PREFERRED STOCK

The Company has been authorized to issue 750,000,000 shares of $.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Series A: The certificate of designation for the Preferred A Stock provides that as a class it possesses a number of votes equal to fifteen (15) votes per share and may be converted into ten (10) $0.001 par value common shares.

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Shares were valued at the par value of the common stock equivalents, $500,000.

At September 30, 2017 and December 31, 2016 there were Fifty million (50,000,000) shares of Series A Convertible Preferred Stock issued and outstanding, respectively.

OPTIONS AND WARRANTS

In accordance with employment agreements, common stock options are issued annually to the officers of the Company. The number of shares is determined by the number of shares outstanding at the end of the year at a percentage per the employment agreements, as described below. The strike price is the fair value trading price as of the anniversary date of the employment agreements. The options are based on the number of shares outstanding of the Company at the year end, at an exercise price at market price at the employment agreements annual anniversary, July 25th. As of September 30, 2017 the officers are entitled to 7,530 options, at an average exercise price of $0.4875. There is no expiration date to these options and only vest upon a change in control. The options were valued at $3,747, however no expense has been recognized with the associated options, as no options have vested or are considered by management to probable vest. The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:
Risk-free interest rate	1.58%
Expected lives (years)	10.0
Expected price volatility	293.78%
Dividend rate	0.0%
Forfeiture Rate	0.0%

There are no other warrants or options outstanding to acquire any additional shares of common stock of the Company as of September 30, 2017.

COMMON STOCK

The Company has been authorized to issue 900,000,000 shares of common stock, $.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On January 26, 2015 the Company issued 50,000 shares to consultants for research services, recorded at the fair market value of the share price, in the amount of $50,000.

On August 10, 2015 the Company issued 5,000 shares to our Chief Financial Officer, Ms. Margaret Haberlin-Currey for services, recorded at the fair market value of the share price, in the amount of $5,500.

On August 10, 2015 the Company issued 30,000 shares to various non-related parties for services, recorded at the fair market value of the share price, in the amount of $33,000.

On September 12, 2015 the Company issued 7,500 shares to our President and Chief Operating Officer, Dr. W. George Gaines for services, recorded at the fair market value of the share price, in the amount of $5,625.

On September 14, 2015 the Company issued 5,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $3,750.

On September 17, 2015 the Company issued 108,000 shares to various non-related parties for services, recorded at the fair market value of the share price, in the amount of $81,000.

On October 22, 2015 the Company issued 11,000 shares to various non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,410.

On November 30, 2015 the Company issued 54,667 shares to a non-related parties for services, recorded at the fair market value of the share price, in the amount of $16,400.

On December 22, 2015 the Company issued 56,000 shares to various non-related parties for services, recorded at the fair market value of the share price, in the amount of $15,680.

On March 18, 2016 the Company issued 18,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $2,880.

On April 1, 2016 the Company issued 250,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $37,500.

On April 6, 2016 the Company issued 22,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,300.

On August 23 2016 the Company issued 70,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $14,000.

On August 30 2016 the Company issued 18,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,600.

On September 16 2016 the Company issued 6,726 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $1,076.

On October 19 2016 the Company issued 28,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $11,480.

On December 28 2016 the Company issued 30,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $6,900.

PREFERRED STOCK

The Company has been authorized to issue 750,000,000 shares of $.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Series A: The certificate of designation for the Preferred A Stock provides that as a class it possesses a number of votes equal to fifteen (15) votes per share and may be converted into ten (10) $0.001 par value common shares.

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Shares were valued at the par value of the common stock equivalents, $500,000.

At December 31, 2016 and 2015 there were Fifty million (50,000,000) shares of Series A Convertible Preferred Stock issued and outstanding, respectively.

OPTIONS AND WARRANTS

In accordance with employment agreements, common stock options are issued annually to the officers of the Company. The number of shares is determined by the number of shares outstanding at the end of the year at a percentage per the employment agreements, as described below. The strike price is the fair value trading price as of the anniversary date of the employment agreements. The options are based on the number of shares outstanding of the Company at the year end, at an exercise price at market price at the employment agreements annual anniversary, July 25th. As of December 31, 2016 the officers are entitled to 7,530 options, at an average exercise price of $0.4875. There is no expiration date to these options and only vest upon a change in control. The options were valued at $3,747, however no expense has been recognized with the associated options, as no options have vested or are considered by management to probable vest. The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:	2016	2015
Risk-free interest rate	1.58%	2.33%
Expected lives (years)	10.0	10.0
Expected price volatility	293.78%	172.85%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%

There are no other warrants or options outstanding to acquire any additional shares of common stock of the Company as of December 31, 2016.